Recently Issued or Adopted International Financial Reporting Standards (Tables)	12 Months Ended
Dec. 31, 2018
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Condensed Consolidated Statements of Financial Information

The following financial statement line items have been shown to reflect the adjustments recognized for each individual line item in the Company’s respective consolidated financial statements for the period noted:

Consolidated Statement of Profit or Loss and Comprehensive Loss

	Year ended December 31, 2017 (As originally presented)	IFRS 15 Adoption	Year ended December 31, 2017 Restated
	(euros in thousands)
Revenue	13,600	8,315	21,915
Operating result	(43,617)	8,315	(35,302)
Total comprehensive loss for the period	(73,000)	8,315	(64,685)
Loss per share—basic and diluted	(3.80)	0.43	(3.37)

	Year ended December 31, 2016 (As originally presented)	IFRS 15 Adoption	Year ended December 31, 2016 Restated
	(euros in thousands)
Revenue	2,719	(209)	2,510
Operating result	(27,672)	(209)	(27,881)
Total comprehensive loss for the period	(47,220)	(209)	(47,429)
Loss per share—basic and diluted	(3.57)	(0.01)	(3.58)

Consolidated Statement of Financial Position

	December 31, 2017 (As originally presented)	IFRS 15 Adoption	December 31, 2017 Restated
	(euros in thousands)
Accumulated loss	(167,480)	8,705	(158,775)
Deferred revenue, non-current	130,195	(17,644)	112,551
Deferred revenue	6,996	8,939	15,935

	December 31, 2016 (As originally presented)	IFRS 15 Adoption	December 31, 2016 Restated
	(euros in thousands)
Accumulated loss	(107,295)	390	(106,905)
Deferred revenue, non-current	30,206	(2,272)	27,934
Deferred revenue	1,610	1,882	3,492

Consolidated Statement of Cash Flows

	December 31, 2017 (As originally presented)	IFRS 15 Adoption	December 31, 2017 Restated
	(euros in thousands)
Result after taxation	(73,089)	8,315	(64,774)
Changes in working capital:
Deferred revenue	(6,618)	(8,315)	(14,933)

	December 31, 2016 (As originally presented)	IFRS 15 Adoption	December 31, 2016 Restated
	(euros in thousands)
Result after taxation	(47,228)	(209)	(47,437)
Changes in working capital:
Deferred revenue	(223)	209	(14)